Income tax (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Income Tax
Income tax expenses	$ 1,500
Current income tax expense	400
Deferred income tax expense	$ 1,100	$ 0